OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of selected statements of profit or loss data [Table Text Block]

	Israel	Germany	Adjustments	Total
Year ended December 31, 2024

Revenue	$38,523	$15,508	$-	$54,031

Segment loss	$(9,314)	$942	$-	$(8,372)

Unallocated corporate expenses			$(1,862)	$(1,862)

Total operating loss				$(10,234)

Depreciation and amortization	$2,014	$170	$-	$2,184

	Israel	Germany	Adjustments	Total
Year ended December 31, 2023

Revenue	$43,316	$5,488	$-	$48,804

Segment loss	$(6,627)	$(1,615)	$-	$(8,242)

Unallocated corporate expenses			$(4,550)	$(4,550)

Total operating loss				$(12,792)

Depreciation and amortization	$2,823	$173	$-	$2,996

	Israel	Germany	Adjustments	Total
Year ended December 31, 2022

Revenue	$50,500	$3,835	$-	$54,335

Segment loss	$(23,606)	$(3,225)	$-	$(26,831)

Unallocated corporate expenses			$(3,960)	$(3,960)

Total operating loss				$(30,791)

Depreciation and amortization	$1,424	$701	$-	$2,125